CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (18,173)	$ (23,438)	$ (19,808)
SALES AND MARKETING EXPENSES	(840)	(857)	(1,362)
GENERAL AND ADMINISTRATIVE EXPENSES	(3,914)	(3,816)	(4,435)
OPERATING LOSS	(22,927)	(28,111)	(25,605)
NON-OPERATING INCOME (EXPENSES), NET	(5,701)	4,165	2,397
FINANCIAL INCOME	236	777	719
FINANCIAL EXPENSES	(1,629)	(2,277)	(473)
NET LOSS AND COMPREHENSIVE LOSS	$ (30,021)	$ (25,446)	$ (22,962)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.12)	$ (0.17)	$ (0.21)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	252,844,394	146,407,055	108,595,702